Summary of Stock Option Activity and Changes during Year (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options:
Granted		613,473	1,046,372	1,939,796
Weighted Average Exercise Price
Granted		$ 39.01	$ 30.96	$ 17.42
Weighted average fair value of options granted during the year		$ 8.27	$ 7.66	$ 9.48
Stock Options
Options:
Outstanding at beginning of year		4,892,000	5,752,000	6,065,000
Granted	[1]	613,000	1,046,000	1,940,000
Exercised		(2,586,000)	(1,850,000)	(2,177,000)
Forfeited/canceled		(32,000)	(56,000)	(76,000)
Outstanding at end of year		2,887,000	4,892,000	5,752,000
Options exercisable at year-end		1,439,000	2,781,000	3,232,000
Weighted Average Exercise Price
Outstanding at beginning of year		$ 23.83	$ 20.96	$ 21.27
Granted	[1]	39.01	30.96	17.42
Exercised		22.68	18.79	18.75
Forfeited/canceled		20.79	28.88	16.78
Outstanding at end of year		28.07	23.83	20.96
Options exercisable at year-end		25.17	22.86	23.02
Weighted average fair value of options granted during the year		$ 8.27	$ 7.66	$ 9.48
Average remaining contractual life (in years)		7 years 9 months 18 days
Aggregate intrinsic value (in thousands)		$ 62,738
Average remaining contractual life (in years)		7 years 2 months 12 days
Aggregate intrinsic value (in thousands)		$ 35,434

[1]	Includes the issuance of approximately 1.1 million stock option replacement awards in connection with the acquisition of NetSpend in 2013. These awards had a market value of $13.7 million. A portion of the expense associated with these awards has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 24.